Financial Instruments - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) buyer	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 96,091	$ 109,746
Allowance account for credit losses of financial assets	7,600	7,600
Gains (losses) on MXN derivative contracts	4,930	606
Minimum finance lease payments payable, at present value	$ 6,676	$ 7,559
Interest rate on borrowings (percent)	1.80%
Interest earned on cash and short-term investments (percent)	0.90%	0.77%
Impact of 10% change in interest earned on earnings before taxes	$ 200	$ 200
Impact of 10% increase in metal prices on revenues	81,200	83,900
Impact of 10% decrease in metal prices on revenues	82,700	85,300
Impact of 10% increase in metal prices on earnings before taxes	6,200	7,400
Impact of 10% decrease in metal prices on earnings before taxes	6,200	7,400
Production Concentration Risk [member]
Disclosure of detailed information about financial instruments [line items]
Value contained in precious metal inventory at refineries	19,700	21,900
Credit risk [member]
Disclosure of detailed information about financial instruments [line items]
Current advances to suppliers	14,400	14,300
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on MXN derivative contracts	700	(3,800)
Effect of 10% change in exchange rate on income before taxes	$ 14,300	$ 17,400
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate on borrowings (percent)	2.20%	2.20%
Trade receivables from provisional concentrate sales [member] | Customer Concentration Risk [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 40,800	$ 52,000
Number of well-known concentrate buyers | buyer	6